Expense Example, No Redemption {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-14 - Fidelity® Stock Selector Large Cap Value Fund	Apr. 01, 2021 USD ($)
Fidelity Stock Selector Large Cap Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 666
3 Years	860
5 Years	1,070
10 Years	1,674
Fidelity Stock Selector Large Cap Value Fund-Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Stock Selector Large Cap Value Fund-Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	2,073
Fidelity Stock Selector Large Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	847
Fidelity Stock Selector Large Cap Value Fund-Class Z
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653